United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/15

Date of Reporting Period: Quarter ended 08/31/15

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2015 (unaudited)
Shares or Contracts		Value
	COMMON STOCKS—88.2%
	Consumer Discretionary—5.1%
82,673	Big Lots, Inc.	$3,967,477
119,731	DSW, Inc., Class A	3,554,813
96,035	Delphi Automotive PLC	7,252,563
119,399	Kohl's Corp.	6,092,931
194,663	Lowe's Cos., Inc.	13,464,840
286,011	M.D.C. Holdings, Inc.	8,148,454
57,036	Macy's, Inc.	3,342,880
1,731,306	Staples, Inc.	24,601,858
	TOTAL	70,425,816
	Consumer Staples—5.2%
463,594	Ahold NV, ADR	9,174,525
386,360	Archer-Daniels-Midland Co.	17,382,336
299,560	CVS Health Corp.	30,674,944
184,706	Philip Morris International, Inc.	14,739,539
	TOTAL	71,971,344
	Energy—7.4%
613,452	ENI SpA, ADR	20,421,817
500,710	Marathon Petroleum Corp.	23,688,590
45,155	Schlumberger Ltd.	3,493,642
8,664	Technip SA, ADR	119,607
300,737	Tesoro Petroleum Corp.	27,670,811
70,861	Total S.A., ADR	3,287,951
393,647	Valero Energy Corp.	23,359,013
	TOTAL	102,041,431
	Financials—29.1%
136,644	American Financial Group, Inc.	9,436,635
830,044	American International Group, Inc.	50,084,855
90,527	Assurant, Inc.	6,730,682
1,222,885	Bank of America Corp.	19,981,941
339,742	Bank of New York Mellon Corp.	13,521,732
376,498	Capital One Financial Corp.	29,272,720
154,601	Corporate Office Properties Trust	3,251,259
53,083	Digital Realty Trust, Inc.	3,361,216
308,171	Discover Financial Services	16,558,028
165,587	Goldman Sachs Group, Inc.	31,229,708
849,225	Hartford Financial Services Group, Inc.	39,021,889
637,395	Hospitality Properties Trust	16,393,799
640,863	JPMorgan Chase & Co.	41,079,318
636,381	Lincoln National Corp.	32,321,791
1,127,536	Morgan Stanley	38,843,615
187,202	PNC Financial Services Group	17,057,846
81,810	PartnerRe Ltd.	11,323,322
16,507	Public Storage, Inc.	3,322,364
242,751	Retail Properties of America, Inc.	3,313,551
164,750	STORE Capital Corp.	3,321,360
117,391	Sun Communities, Inc.	7,655,067

Shares or Contracts		Value
	COMMON STOCKS—continued
	Financials—continued
63,283	Wells Fargo & Co.	$3,374,882
	TOTAL	400,457,580
	Health Care—13.0%
210,950	Aetna, Inc.	24,157,994
148,728	Amgen, Inc.	22,573,936
64,035	Anthem, Inc.	9,032,137
211,805	Cardinal Health, Inc.	17,425,197
166,247	Gilead Sciences, Inc.	17,467,572
277,639	Johnson & Johnson	26,092,513
317,808	Merck & Co., Inc.	17,113,961
106,196	Pfizer, Inc.	3,421,635
530,191	Teva Pharmaceutical Industries Ltd., ADR	34,149,602
67,515	UnitedHealth Group, Inc.	7,811,486
	TOTAL	179,246,033
	Industrials—9.4%
444,023	Alaska Air Group, Inc.	33,239,562
180,153	Boeing Co.	23,542,394
77,546	Delta Air Lines, Inc.	3,394,964
268,355	Deluxe Corp.	15,567,273
177,661	General Dynamics Corp.	25,233,192
53,131	Lockheed Martin Corp.	10,688,895
77,995	Manpower, Inc.	6,777,765
257,013	Republic Services, Inc.	10,532,393
	TOTAL	128,976,438
	Information Technology—11.5%
114,164	Apple, Inc.	12,873,133
94,137	Avnet, Inc.	3,991,409
121,325	CA, Inc.	3,310,959
915,163	Cisco Systems, Inc.	23,684,419
220,683	Computer Sciences Corp.	13,680,139
1,242,842	EMC Corp.	30,909,481
392,406	Hewlett-Packard Co.	11,010,912
22,398	IBM Corp.	3,312,440
126,291	Intel Corp.	3,604,345
1,092,878	Jabil Circuit, Inc.	21,147,189
376,433	Lam Research Corp.	27,393,029
72,959	Texas Instruments, Inc.	3,490,359
	TOTAL	158,407,814
	Materials—2.0%
31,249	Ashland, Inc.	3,280,207
124,739	Avery Dennison Corp.	7,244,841
143,354	International Paper Co.	6,184,292
121,631	WestRock Co.	7,218,800
131,463	Worthington Industries, Inc.	3,364,138
	TOTAL	27,292,278
	Telecommunication Services—2.1%
646,838	CenturyLink, Inc.	17,490,500
238,348	Verizon Communications, Inc.	10,966,391
	TOTAL	28,456,891

Shares or Contracts			Value
		COMMON STOCKS—continued
		Utilities—3.4%
64,228		Consolidated Edison Co.	$4,040,584
209,671		Entergy Corp.	13,697,807
116,986		Exelon Corp.	3,598,489
341,674		NRG Energy, Inc.	6,806,146
461,633		Public Service Enterprises Group, Inc.	18,580,728
		TOTAL	46,723,754
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,121,225,752)	1,213,999,379
		PREFERRED STOCK—2.0%
		Information Technology—2.0%
241,000	[1,2]	JPMorgan Chase Bank, N.A., PERCS, Series 144A, Annual Dividend, 8.20%, 02/23/2016 (IDENTIFIED COST $30,068,341)	27,565,580
		PURCHASED PUT OPTIONS—0.1%
2,000		CBOE SPX Volatility Index Strike Price $15.00, Expiration Date 10/21/2015	550,000
2,000		CBOE SPX Volatility Index Strike Price $15.00, Expiration Date 11/18/2015	700,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $3,577,582)	1,250,000
		INVESTMENT COMPANIES—8.7%[3]
76,705,699		Federated Prime Value Obligations Fund, Institutional Shares, 0.13%[4]	76,705,699
7,013,682		High Yield Bond Portfolio	43,414,689
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $120,818,449)	120,120,388
		TOTAL INVESTMENTS—99.0% (IDENTIFIED COST $1,275,690,124)[5]	1,362,935,347
		OTHER ASSETS AND LIABILITIES - NET—1.0%[6]	13,599,325
		TOTAL NET ASSETS—100%	$1,376,534,672
At August 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
[7]Euro STOXX 50 Long Futures	385	$12,585,650	September 2015	$(1,107,072)
The average notional value of long futures contracts held by the Fund throughout the period was $56,859,558. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
The average notional amount of purchased put options held by the Fund throughout the period was $588,588. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2015, these restricted securities amounted to $27,565,580, which represented 2.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2015, these liquid restricted securities amounted to $27,565,580, which represented 2.0% of total net assets.
3	Affiliated holdings.
4	7-day net yield.

5	At August 31, 2015, the cost of investments for federal tax purposes was $1,275,690,124. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $87,245,223. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $136,999,593 and net unrealized depreciation from investments for those securities having an excess of cost over value of $49,754,370.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,124,776,350	$—	$—	$1,124,776,350
International	89,223,029	—	—	89,223,029
Preferred Stocks	—	27,565,580	—	27,565,580
Purchased Put Options	1,250,000	—	—	1,250,000
Investment Companies	76,705,699	43,414,689[1]	—	120,120,388
TOTAL SECURITIES	$1,291,955,078	$70,980,269	$—	$1,362,935,347
OTHER FINANCIAL INSTRUMENTS[2]	$(1,107,072)	$—	$—	$(1,107,072)
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the NAV is not publicly available.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
PERCS	—Preferred Equity Redemption Cumulative Stock

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 26, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 26, 2015